Note 18 - Assets Classified as Held for Sale - Reconciliation of the ISS Joint Venture Investment (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Current assets		$ 29,770	$ 21,278	$ 30,814
Non-current assets		35,625	55,034	70,022
Net assets		23,985	37,003	64,606
Investment			14,147	18,060
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Capital commitment		15,044	14,904
Commission credit		(770)	(757)
Discontinued projects		(848)
Acquisition costs		104
Net assets		13,530	14,147
Current assets		1,187	1,373
Non-current assets		27,107	26,921
Net assets		28,294	28,294
Opening net assets		28,294
Initial investment			29,808
Commission credit			$ (1,514)
VivoPower share in %	50.00%	50.00%	50.00%
Investment		$ 14,148	$ 14,147
Commission credit		$ (721)